Earnings per Common Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Earnings Per Share Basic And Diluted [Abstract]
Net income	$ 10,074	$ 20,051
Less: Dividends declared and undistributed earnings allocated to unvested shares	(367)	(552)
Basic and diluted income available to common stockholders	$ 9,707	$ 19,499
Basic weighted average number of common shares outstanding	46,249,949	45,674,479
Diluted weighted average number of common shares outstanding	46,249,949	45,674,479
Basic earnings per common share	$ 0.21	$ 0.43
Diluted earnings per common share	$ 0.21	$ 0.43